Virtus Newfleet Multi-Sector Intermediate Bond Series (the “Series”),
a series of Virtus Variable Insurance Trust

Supplement dated December 12, 2025 to the Summary Prospectus and the
Statutory Prospectus, each dated April 28, 2025, as supplemented

Important Notice to Investors

The following disclosure hereby replaces the second and third sentences in the second paragraph of the “Principal Investment Strategies” section of the Summary Prospectus, the summary section of the Statutory Prospectus and the “More About Principal Investment Strategies” section of the Statutory Prospectus:

For purposes of this policy, indirect exposure to fixed income securities through investment in mutual funds and exchange-traded funds (ETFs) that invest in such securities will be considered to be investments by the fund in fixed income securities. Mutual funds and ETFs in which the Series invests may include affiliated funds that are also managed by the Series’ subadviser.

In the “Principal Risks” section of the Summary Prospectus and the summary section of the Series’ Statutory Prospectus, the risk disclosure for Affiliated Fund Risk and Mutual Fund Investing Risk are hereby removed and the following disclosures are hereby added:

>	Affiliated Fund and ETF Risk: The Series’ subadviser may select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs), which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others.

>	Mutual Fund and ETF Investing Risk: The Series will be indirectly affected by factors, risks and performance specific to any other mutual fund and/or exchange-traded fund (ETF) (“underlying fund”) in which it invests. Further, the net asset value per share of each underlying fund will include the effect of any fees and expenses of the underlying fund, so the Series’ investment in such underlying funds will cause the Series to indirectly bear its proportionate share of such fees and expenses, which are reflected in the Series’ Fees and Expenses table as “Acquired Series Fees and Expenses” if they are estimated to amount to at least 0.01% of the Series’ total net assets.

The section “More About Principal Risks” beginning on page 5 of the statutory prospectus is hereby amended by removing Affiliated Fund and Mutual Fund Investing thereby indicating that those risks are no longer applicable to the Series. Further, the following disclosure is hereby added to the “More About Principal Risks” section:

Affiliated Fund and ETF

The Series’ subadviser has the authority to select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs) to serve as investments for the Series, which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others. However, as a fiduciary to the Series, the Series’ subadviser is obligated to act in the Series’ best interest when selecting funds and/or ETFs to serve as investments for the Series.

Mutual Fund and ETF Investing

The Series may invest its assets partially, significantly or primarily in other mutual funds and exchange-traded funds (ETFs) (“Underlying Funds”), as described under “Principal Investment Strategies.” The risks associated with investing in these funds may be closely related to the risks associated with the securities and other investments held by the Underlying Funds. To the extent that the Series invests in Underlying Funds, its ability to achieve its investment objective may depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

To the extent that the Series invests in Underlying Funds, its net asset value per share (“NAV”) will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests, and to the extent that an Underlying Fund’s shares are traded on an exchange the value of the Series’ investment in that Underlying Fund will fluctuate in response to changes in the market price of the Underlying Fund’s shares. The extent to which the investment performance and risks associated with the Series correlate to those of a particular Underlying Fund will depend upon the extent to which the Series’ assets are allocated from time to time for investment in the Underlying Fund, which will vary. As a shareholder of an Underlying Fund, the Series may indirectly bear service and other fees that are in addition to the fees the Series pays its service providers. Underlying Funds that are actively managed may entail risks generally associated with actively managed investment products, including management risk. Underlying Funds that seek to track an index or other benchmark may involve tracking risk. Tracking risk is the risk that the Series may not precisely replicate the results of an index or benchmark that it is intended to track. Deviations of this type may result from purchases or redemptions of Series shares, transaction costs, Series expenses and other factors.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8054/Newfleet MSIB ETF Investing (12/2025)

Virtus Tactical Allocation Series (the “Series”),
a series of Virtus Variable Insurance Trust

Supplement dated December 12, 2025 to the Summary Prospectus and the
Statutory Prospectus, each dated April 28, 2025, as supplemented

Important Notice to Investors

The following disclosure hereby replaces the fourth and fifth sentences in the second paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and the summary section of the Statutory Prospectus, and the fifth and sixth sentences in the first paragraph of the “More About Principal Investment Strategies” section of the Statutory Prospectus:

The fixed income allocation may be invested directly or indirectly in all sectors of fixed income investments, including high-yield (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Indirect investment for this purpose means investment in mutual funds and exchange-traded funds (ETFs) that invest in one or more sectors of fixed income investments, which may include affiliated funds and ETFs that are also managed by the Series’ subadviser.

In the “Principal Risks” section of the Summary Prospectus and the summary section of the Series’ Statutory Prospectus, the risk disclosure for Affiliated Fund Risk and Mutual Fund Investing Risk are hereby removed and the following disclosures are hereby added:

>	Affiliated Fund and ETF Risk: The Series’ subadviser may select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs), which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others.

>	Mutual Fund and ETF Investing Risk: The Series will be indirectly affected by factors, risks and performance specific to any other mutual fund and/or exchange-traded fund (ETF) (“underlying fund”) in which it invests. Further, the net asset value per share of each underlying fund will include the effect of any fees and expenses of the underlying fund, so the Series’ investment in such underlying funds will cause the Series to indirectly bear its proportionate share of such fees and expenses, which are reflected in the Series’ Fees and Expenses table as “Acquired Series Fees and Expenses” if they are estimated to amount to at least 0.01% of the Series’ total net assets.

The section “More About Principal Risks” beginning on page 6 of the statutory prospectus is hereby amended by removing Affiliated Fund and Mutual Fund Investing thereby indicating that those risks are no longer applicable to the Series. Further, the following disclosure is hereby added to the “More About Principal Risks” section:

Affiliated Fund and ETF

The Series’ subadviser has the authority to select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs) to serve as investments for the Series, which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others. However, as a fiduciary to the Series, the Series’ subadviser is obligated to act in the Series’ best interest when selecting funds and/or ETFs to serve as investments for the Series.

Mutual Fund and ETF Investing

The Series may invest its assets partially, significantly or primarily in other mutual funds and exchange-traded funds (ETFs) (“Underlying Funds”), as described under “Principal Investment Strategies.” The risks associated with investing in these funds may be closely related to the risks associated with the securities and other investments held by the Underlying Funds. To the extent that the Series invests in Underlying Funds, its ability to achieve its investment objective may depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

To the extent that the Series invests in Underlying Funds, its net asset value per share (“NAV”) will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests, and to the extent that an Underlying Fund’s shares are traded on an exchange the value of the Series’ investment in that Underlying Fund will fluctuate in response to changes in the market price of the Underlying Fund’s shares. The extent to which the investment performance and risks associated with the Series correlate to those of a particular Underlying Fund will depend upon the extent to which the Series’ assets are allocated from time to time for investment in the Underlying Fund, which will vary. As a shareholder of an Underlying Fund, the Series may indirectly bear service and other fees that are in addition to the fees the Series pays its service providers. Underlying Funds that are actively managed may entail risks generally associated with actively managed investment products, including management risk. Underlying Funds that seek to track an index or other benchmark may involve tracking risk. Tracking risk is the risk that the Series may not precisely replicate the results of an index or benchmark that it is intended to track. Deviations of this type may result from purchases or redemptions of Series shares, transaction costs, Series expenses and other factors.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8057/Tactical Allocation Series ETF Investing (12/2025)